Schedule of Deferred Tax Assets and Liabilities (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 51,157	$ 398,147	$ 450,409
Tax losses	426,434	3,318,887
Total deferred tax assets	477,591	3,717,034	450,409
Less: valuation allowance
Valuation allowance
Deferred tax assets, net of valuation allowance	477,591	3,717,034	450,409
Deferred tax assets, net	$ 477,591	$ 3,717,034	$ 450,409